Long-term Debt - Components of Long-Term Debt (Parenthetical) (Detail) (EUR €) In Millions, unless otherwise specified		12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 5.75 Percent senior notes due 2017 [Member]	Dec. 31, 2012 5.75 Percent senior notes due 2017 [Member]	Jun. 30, 2007 5.75 Percent senior notes due 2017 [Member]	Dec. 31, 2013 3.375 Percent Senior Notes Due 2023 [Member]	Sep. 30, 2013 3.375 Percent Senior Notes Due 2023 [Member]
Debt [Line Items]
Principal amount	€ 600	€ 600	€ 600	€ 600	€ 750	€ 750
Interest rate on principal amount	5.75%	5.75%	5.75%		3.375%	3.375%
Year of maturity		2017	2017		2023